INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in joint ventures (Details) - COP ($) $ in Millions		1 Months Ended				12 Months Ended
	Nov. 30, 2021	Nov. 30, 2021	Oct. 31, 2020	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2020
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Total OCI						$ 4,874,389	$ 3,189,014
Investment in joint ventures						2,720,559	2,506,315
Compania de financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Capital contributions to joint ventures						$ 24,500	37,002
Fideicomiso Ruta del Sol - compartimento A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity						Investment in infrastructure projects
Country						Colombia
Percentage of Ownership interest						25.90%
Included in earnings						$ 16,657
Total OCI						13
Investment in joint ventures						16,664
Capital contributions to joint ventures						$ 7	3
Puntos Colombia S.A.S
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity						Administration of the customers loyalty
Country						Colombia
Percentage of Ownership interest						50.00%
Included in earnings						$ 1,894
Investment in joint ventures						$ 9,601
Ecosistemas Digitales de Negocio S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity						Digital electronic billing services
Country						Colombia
Percentage of Ownership interest						50.00%
Included in earnings						$ 734
Investment in joint ventures						3,615
Capital contributions to joint ventures					$ 3,514	$ 1,565	1,028
VILIV S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity						Market place
Country						Colombia
Percentage of Ownership interest						50.00%
Included in earnings						$ (2,420)
Investment in joint ventures						3,346
Capital contributions to joint ventures				$ 1,600		$ 4,050
Net value of rights transferred								$ 1,022
P.A Muverang
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity						Sustainable mobility services
Country						Colombia
Percentage of Ownership interest						33.33%
Included in earnings						$ (1,392)
Investment in joint ventures						2,544
Capital contributions to joint ventures						$ 2,220	2,034
P.A Reintegra
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity						Collections and recovery of portfolio
Country						Colombia
Percentage of Ownership interest						46.00%
VLIPCO S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	47.40%
Capital contributions to joint ventures		$ 9,474	$ 460
Number of shares acquired	91,791	91,791
Percentage of common stock acquired	94.77%	94.77%
P.A CRECE
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Capital contributions to joint ventures					$ 1,013
Joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings						$ 20,619	13,019
Total OCI						13	13
OCI (Deferred tax)							(13)
Investment in joint ventures						$ 582,403	$ 533,223
Joint ventures | Compania de financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity						Financing Services	Financing company
Country						Colombia	Colombia
Percentage of Ownership interest						50.00%	50.00%
Included in earnings						$ 5,342	$ 13,333
OCI (Deferred tax)							(13)
Investment in joint ventures						546,633	$ 516,791
Joint ventures | Fideicomiso Ruta del Sol - compartimento A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity							Investment in infrastructure projects
Country							Colombia
Percentage of Ownership interest							26.50%
Included in earnings							$ (3)
Total OCI							$ 13
Joint ventures | Puntos Colombia S.A.S
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity							Administration of the customers loyalty
Country							Colombia
Percentage of Ownership interest							50.00%
Included in earnings							$ 6,334
Investment in joint ventures							$ 7,707
Joint ventures | Ecosistemas Digitales de Negocio S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity							Collaborative digital ecosystems
Country							Colombia
Percentage of Ownership interest							50.00%
Included in earnings							$ (3,226)
Investment in joint ventures							$ 1,316
Joint ventures | VILIV S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity							Market place
Country							Colombia
Percentage of Ownership interest							50.00%
Included in earnings							$ (906)
Investment in joint ventures							$ 1,716
Joint ventures | P.A Muverang
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity							Sustainable mobility services
Country							Colombia
Percentage of Ownership interest							33.33%
Included in earnings							$ (818)
Investment in joint ventures							$ 1,716
Joint ventures | P.A Reintegra
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investment in joint ventures						0
Capital contributions to joint ventures						$ 17
Percentage of common stock acquired						46.00%
Joint ventures | VLIPCO S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity						Technology services provider	Technology services provider
Country						Colombia	Colombia
Percentage of Ownership interest						47.40%	47.28%
Included in earnings						$ (196)	$ (672)
Investment in joint ventures							$ 3,977
Joint ventures | P.A CRECE
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity							Non-financial products and services platform
Country							Colombia
Percentage of Ownership interest							50.00%
Included in earnings							$ (1,000)
Joint ventures | P.A. Servicios Tecnolgicos Arus Bancolombia
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity							Technology services provider
Country							Colombia
Included in earnings							$ (23)